Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 4.8%
Entertainment 1.1%
Walt Disney Co. (The)(a)	145,546	24,622,017
Interactive Media & Services 0.9%
Alphabet, Inc., Class C(a)	7,010	18,683,823
Media 2.8%
Comcast Corp., Class A	555,082	31,045,736
Fox Corp., Class B	368,960	13,695,795
News Corp., Class A	744,560	17,519,497
Total		62,261,028
Total Communication Services		105,566,868
Consumer Discretionary 3.4%
Auto Components 0.9%
Magna International, Inc.	256,035	19,264,073
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.(a)	354,487	12,974,224
Multiline Retail 0.5%
Kohl’s Corp.	210,882	9,930,433
Specialty Retail 1.4%
TJX Companies, Inc. (The)	482,080	31,807,639
Total Consumer Discretionary		73,976,369
Consumer Staples 7.0%
Beverages 0.8%
Coca-Cola Co. (The)	330,723	17,353,036
Food & Staples Retailing 1.0%
Walmart, Inc.	161,221	22,470,983
Food Products 2.9%
Bunge Ltd.	201,206	16,362,072
ConAgra Foods, Inc.	558,302	18,909,689
Tyson Foods, Inc., Class A	346,666	27,365,814
Total		62,637,575
Household Products 1.0%
Kimberly-Clark Corp.	171,278	22,684,058
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.3%
Philip Morris International, Inc.	296,788	28,132,534
Total Consumer Staples		153,278,186
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
ConocoPhillips Co.	442,438	29,984,023
Exxon Mobil Corp.	414,602	24,386,890
TC Energy Corp.	343,152	16,502,180
TotalEnergies SE, ADR	1,127,100	54,021,903
Total		124,894,996
Total Energy		124,894,996
Financials 23.3%
Banks 9.3%
Bank of America Corp.	985,314	41,826,579
Fifth Third Bancorp	941,949	39,976,316
Huntington Bancshares, Inc.	1,165,385	18,016,852
JPMorgan Chase & Co.	33,735	5,522,082
Signature Bank	65,186	17,748,844
Wells Fargo & Co.	1,736,972	80,612,871
Total		203,703,544
Capital Markets 5.0%
Charles Schwab Corp. (The)	579,417	42,204,734
Goldman Sachs Group, Inc. (The)	68,085	25,738,173
Morgan Stanley	427,474	41,597,495
Total		109,540,402
Diversified Financial Services 1.0%
Equitable Holdings, Inc.	752,727	22,310,828
Insurance 8.0%
American International Group, Inc.	1,128,381	61,936,833
Chubb Ltd.	277,377	48,119,362
Marsh & McLennan Companies, Inc.	154,817	23,443,938
MetLife, Inc.	698,663	43,128,467
Total		176,628,600
Total Financials		512,183,374
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.9%
Biotechnology 1.3%
AbbVie, Inc.	267,463	28,851,234
Health Care Equipment & Supplies 5.6%
Becton Dickinson and Co.	149,274	36,694,535
Hologic, Inc.(a)	264,538	19,525,550
Medtronic PLC	301,335	37,772,342
Zimmer Biomet Holdings, Inc.	194,034	28,398,816
Total		122,391,243
Health Care Providers & Services 3.3%
Anthem, Inc.	90,737	33,826,754
Cigna Corp.	109,270	21,871,483
CVS Health Corp.	209,220	17,754,409
Total		73,452,646
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	32,244	18,421,964
Pharmaceuticals 4.9%
Elanco Animal Health, Inc.(a)	599,575	19,120,447
Johnson & Johnson	203,873	32,925,490
Merck & Co., Inc.	306,201	22,998,757
Perrigo Co. PLC	227,056	10,746,560
Pfizer, Inc.	486,374	20,918,946
Total		106,710,200
Total Health Care		349,827,287
Industrials 11.7%
Aerospace & Defense 0.6%
Boeing Co. (The)(a)	66,480	14,621,611
Air Freight & Logistics 2.6%
United Parcel Service, Inc., Class B	309,331	56,329,175
Airlines 0.8%
Southwest Airlines Co.(a)	341,702	17,573,734
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	219,589	14,925,464
Electrical Equipment 0.6%
Rockwell Automation, Inc.	42,759	12,572,857
Industrial Conglomerates 3.9%
Common Stocks (continued)
Issuer	Shares	Value ($)
General Electric Co.	722,150	74,403,115
Siemens AG, ADR	142,872	11,726,219
Total		86,129,334
Machinery 2.1%
Caterpillar, Inc.	44,841	8,608,127
Cummins, Inc.	76,779	17,241,492
Illinois Tool Works, Inc.	98,532	20,359,667
Total		46,209,286
Professional Services 0.4%
Nielsen Holdings PLC	468,056	8,981,995
Total Industrials		257,343,456
Information Technology 11.3%
Communications Equipment 0.9%
Cisco Systems, Inc.	366,243	19,934,606
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	120,754	16,569,864
IT Services 1.0%
Fiserv, Inc.(a)	200,719	21,778,011
Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	257,847	33,192,644
NXP Semiconductors NV	73,905	14,475,772
QUALCOMM, Inc.	287,777	37,117,478
Texas Instruments, Inc.	171,946	33,049,741
Total		117,835,635
Software 3.3%
Citrix Systems, Inc.	180,596	19,390,593
Microsoft Corp.	187,771	52,936,400
Total		72,326,993
Total Information Technology		248,445,109
Materials 4.7%
Chemicals 2.4%
CF Industries Holdings, Inc.	514,144	28,699,518
International Flavors & Fragrances, Inc.	180,697	24,162,803
Total		52,862,321
Containers & Packaging 2.3%
International Paper Co.	876,792	49,030,209
Total Materials		101,892,530

2	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
AvalonBay Communities, Inc.	87,886	19,479,053
Welltower, Inc.	231,511	19,076,507
Weyerhaeuser Co.	1,109,630	39,469,539
Total		78,025,099
Total Real Estate		78,025,099
Utilities 6.4%
Electric Utilities 4.0%
Entergy Corp.	136,953	13,600,802
NextEra Energy, Inc.	286,903	22,527,624
Southern Co. (The)	825,949	51,184,060
Total		87,312,486
Multi-Utilities 2.4%
Ameren Corp.	248,059	20,092,779
Sempra Energy	268,407	33,953,485
Total		54,046,264
Total Utilities		141,358,750
Total Common Stocks (Cost $1,745,654,154)		2,146,792,024

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	89,331	4,814,048
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	508,243
Total Health Care			5,322,291
Utilities 0.4%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	156,371	7,972,093
Total Utilities			7,972,093
Total Convertible Preferred Stocks (Cost $12,943,858)			13,294,384

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	29,553,948	29,550,993
Total Money Market Funds (Cost $29,550,993)		29,550,993
Total Investments in Securities (Cost: $1,788,149,005)		2,189,637,401
Other Assets & Liabilities, Net		5,430,214
Net Assets		2,195,067,615

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	13,826,618	638,309,353	(622,584,978)	—	29,550,993	—	15,894	29,553,948
Abbreviation Legend
ADR	American Depositary Receipt
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021

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